Subsidiaries and Associates - Narrative (Details)	12 Months Ended
Mar. 31, 2023 numberOfAssociates entity
Interests In Other Entities [Abstract]
Decrease in number of consolidated entities due to mergers and liquidations | entity	25
Number of associates | numberOfAssociates	17